Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (435,303)	$ (916,739)
Property and equipment, net	141,805	1,867,736
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	39,953	245,819
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	396,427	2,439,125
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 140,728	$ 99,531